CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Current
Cash and cash equivalents	$ 28,901	$ 5,902
Investments (Note 7)	18,425	1,775
Prepaid expenses, accounts and other receivables (Note 6)	2,700	652
Total current assets	50,026	8,329
Non-current
Mineral properties (Note 8)	179,429	252,815
Investment in Treasury Metals Inc. (Note 4)	63,812	0
Mineral property investments (Note 9)	6,726	5,398
Property and equipment	570	608
Other assets	650	870
Total non-current assets	251,187	259,691
TOTAL ASSETS	301,213	268,020
Current
Accounts payable and accrued liabilities (Note 11)	2,013	1,398
Flow-through share premium liability (Note 14)	0	341
Current portion of lease liability (Note 10)	112	94
Current portion of environmental reclamation provision (Note 12)	250	716
Option - PC Gold (Note 8(a))	4,410	0
Total current liabilities	40,825	2,549
Non-current
Silver Stream derivative liability (Note 5)	13,260	0
Lease liability (Note 10)	442	554
Environmental reclamation provision (Note 12)	3,133	1,639
Deferred tax liabilities (Note 17)	0	946
Total non-current liabilities	16,835	3,139
TOTAL LIABILITIES	57,660	5,688
SHAREHOLDERS' EQUITY
Share capital (Note 13)	317,167	282,666
Warrant and share-based payment reserve (Note 13)	44,648	33,330
Accumulated other comprehensive loss	(1,392)	(3,649)
Accumulated deficit	(116,870)	(50,015)
Total shareholders' equity	243,553	262,332
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 301,213	$ 268,020